Victory Portfolios

Victory Diversified Stock Fund

Victory Fund for Income

Victory Investment Grade Convertible Fund

Victory Special Value Fund

Victory Strategic Allocation Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Victory THB US Small Opportunities Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios II, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios II,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Total Return Bond Fund

Victory Integrity Discovery Fund

Victory Integrity Mid-Cap Value Fund

Victory Integrity Small/Mid-Cap Value Fund

Victory Integrity Small-Cap Value Fund

Victory Munder Mid-Cap Core Growth Fund

Victory Munder Multi-Cap Fund

Victory S&P 500 Index Fund

Victory Trivalent International Fund – Core Equity

Victory Trivalent International Small-Cap Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios II, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios II,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios
Victory Global Energy Transition Fund	Victory RS Small Cap Growth Fund
Victory RS Investors Fund	Victory RS Global Fund
Victory RS Large Cap Alpha Fund	Victory RS International Fund
Victory RS Partners Fund	Victory Sophus Emerging Markets Fund
Victory RS Value Fund	Victory Low Duration Bond Fund
Victory RS Growth Fund	Victory Floating Rate Fund
Victory RS Mid Cap Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Science and Technology Fund	Victory High Yield Fund
Victory RS Select Growth Fund	Victory Tax-Exempt Fund
Victory RS Small Cap Equity Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated May 1, 2024, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios II, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios II,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.